International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Tables)	12 Months Ended
Dec. 31, 2025
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
Schedule of condensed statements of condition of Parent Company

(Dollars in Thousands)

	2025	2024
ASSETS
Cash	$72,285	$65,858
Other investments	169,606	155,416
Net loans	86,205	60,502
Investment in subsidiaries	3,026,533	2,622,447
Goodwill	3,365	3,365
Other assets	29,935	12,744
Total assets	$3,387,929	$2,920,332
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$108,868	$108,868
Due to IBC Trading	21	21
Other liabilities	27,402	14,736
Total liabilities	136,291	123,625
Shareholders’ equity:
Common shares	96,659	96,617
Surplus	160,861	159,333
Retained earnings	3,681,408	3,356,177
Accumulated other comprehensive loss	(246,316)	(379,054)
	3,692,612	3,233,073
Less cost of shares in treasury	(440,974)	(436,366)
Total shareholders’ equity	3,251,638	2,796,707
Total liabilities and shareholders’ equity	$3,387,929	$2,920,332